Share-based payment (Details 1) - Partners Plan [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding share options, beginning balance	62,425,428	48,253,812
New	23,264,639	24,920,268
Delivered	(7,991,750)	(9,533,753)
Cancelled	(3,394,551)	(1,214,899)
Closing balance	74,303,766	62,425,428
Weighted average of remaining contractual life (years)	2 years 2 months 8 days	2 years 4 months 9 days
Market value weighted average	$ 26.93	$ 21.88